RELATED PARTY TRANSACTIONS, Promissory Note (Q1) (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Feb. 18, 2021	Jun. 10, 2019
Related Party Transactions [Abstract]
Amount drawn	$ 200,000	$ 0	$ 237,470	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Aggregate principal amount of note						$ 237,470
Amount drawn	$ 200,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Aggregate principal amount of note					$ 750,000